Cash	12 Months Ended
Dec. 31, 2022
Disclosure of Cash And Cash Equivalents [Abstract]
CASH

NOTE 6: CASH

	As of December 31,	As of December 31,
	2022	2021
Cash in USD	24,596	120,846
Cash in USD held in trust	—	322
Cash in CAD	4,916	3,475
Cash in CAD held in trust	78	—
Cash in ARS	1,297	952
	30,887	125,595